Notes Payable/Convertible Debt (Details) - Schedule of Minimum lease payments - USD ($)	Jul. 31, 2021	Jan. 31, 2021
Schedule of minimum lease payments [Abstract]
Years Ending January 31, 2022	$ 12,557	$ 24,738
January 31, 2023	26,295	26,295
January 31, 2024	27,948	27,948
January 31, 2025	26,361	26,361
January 31, 2026	16,202	16,202
Total	$ 109,362	$ 121,543